FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number: 811-09174

AEGIS VALUE FUND, INC.

Address:
1100 NORTH GLEBE ROAD, SUITE 1040
ARLINGTON, VIRGINIA 22201

Name and address of agent for service:
Aegis Financial Corporation
1100 NORTH GLEBE ROAD, SUITE 1040
ARLINGTON, VIRGINIA 22201

Registrant telephone number: (703) 528-7788

Date of fiscal year end: 8/31/2008

Date of reporting period: 7/1/2007 - 6/30/2008

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Aegis Value Fund, Inc.

BY: /s/ William S. Berno
        President
        Aegis Value Fund, Inc.

Date: August 6, 2008

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NOTES

UNLESS NOTED OTHERWISE:
1) All matters were proposed by the issuer.
2) Management recommended a vote for all issuer proposals.
3) Management recommended a vote against all shareholder proposals.

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ALLIED DEFENSE GROUP, INC. Special Meeting
Meeting Date: 10/01/2007 for holders as of 08/03/2007
Exchange Ticker Symbol: ADG
Cusip: 019118108
01. APPROVAL OF THE ISSUANCE OF MRE THAN 20% OF THE OUTSTANDING SHARES OF COMMON STOCK. Voted: For this proposal

ALLIED DEFENSE GROUP, INC. Annual Meeting
Meeting Date: 01/22/2008 for holders as of 11/26/2007
Exchange Ticker Symbol: ADG
Cusip: 019118108
01. Directors:
Voted withhold for certain nominees:
Voted: withhold JH Binford Peay, III
Voted: withhold Ronald H. Griffith
Voted: withhold Gilbert F. Decker
Voted: withhold John G. Meyer, JR.
Voted: withhold Charles S. Ream
Voted: For John J. Marcello
Voted: For Frederick G. Wasserman
Voted: For Tassos Recachinas
02. Proposal: Appointment of Auditors.
Voted: For this proposal

AMERICAN PACIFIC CORPORATION Annual Meeting
Meeting Date: 03/11/2008 for holders as of 01/18/2008
Exchange Ticker Symbol: APFC
Cusip: 028740108
01. DIRECTOR(S):
Voted: For DR. NORVAL F. POHL
Voted: For C.KEITH ROOKER
Voted: For JANE L. WILLIAMS
02. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2008.
Voted: For This Proposal.
03. TO APPROVE THE AMERICAN PACIFIC CORPORATION 2008 STOCK INCENTIVE PLAN.
Voted: For This Proposal.

ARCHON CORPORATION Annual Meeting
Meeting Date: 06/30/2008 for holders as of 05/19/2008
Exchange Ticker Symbol: ARHN
Cusip: 03957P101
01. Directors:
Voted: Withhold PAUL W. LOWDEN
Voted: Withhold WILLIAM J. RAGGIO
02. Ratification of selection of Piercy Bowler Taylor & Kern as the independent Registered Public Accounting Firm and Approval of the Prior Fiscal Years Financial Statements. Voted: Abstain This Proposal.

AUDIOVOX CORPORATION Annual Meeting
Meeting Date: 08/02/2007 for holders as of 06/13/2007
Exchange Ticker Symbol: VOXX
Cusip: 050757103
01. Directors:
Voted: For all nominees
Voted: For Paul C. Kreuch, JR
Voted: For Dennis F. McManus
Voted: For Peter A. Lesser
Voted: For John J. Shalam
Voted: For Patrick M. Lavelle
Voted: For Charles M. Stoehr
Voted: For Phillip Christopher
02. To Ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending February 28, 2008.
Voted: For this proposal.

BASSETT FURNITURE INDUSTRIES, INC. Annual Meeting
Meeting Date: 04/15/2008 for holders as of 03/03/2008
Exchange Ticker Symbol: BSET
Cusip: 070203104
01. DIRECTOR(S):
Voted: For PETER W. BROWN, M.D.
Voted: For PAUL FULTON
Voted: For HOWARD H. HAWORTH
Voted: For G.W. HENDERSON, III
Voted: For KRISTINA HERBIG
Voted: For DALE C. POND
Voted: For ROBERT H. SPILMAN, JR.
Voted: For WILLIAM C. WAMPLER, JR.
Voted: For WILLIAM C. WARDEN, JR.
02. PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING NOVEMBER 29, 2008.
Voted: For This Proposal.

BEVERLY HILLS BANCORP, INC. Annual Meeting
Meeting Date:  10/25/07 for holders as of 8/27/07
Exchange Ticker Symbol: BHBC
Cusip: 087866109
Directors: Voted: For all nominees.
01. Howard Amster
02. Larry B. Faigin
03. Stephen P. Glennon
04. Robert H. Kanner
05. Kathleen L. Kellogg
06. William D. King
07. John J. Lannan

BOFI HOLDINGS, INC. Annual Meeting
Meeting Date: 11/20/07 for holders as of 10/09/07.
Exchange Ticker: BOFI
Cusip:  05566U108
01. DIRECTOR(S):
Voted: For Thomas J. Pancheri
Voted: For Connie M. Paulus
Voted: For Gordon L. Witter
02. Proposals: To amend the 2004 stock incentive plan. Voted: Against this proposal.

BOOKS-A-MILLION INC. Annual Meeting
Meeting Date: 05/29/2008 for holders as of 03/28/2008
Exchange Ticker: BAMM
Cusip:  098570104
01. DIRECTOR(S):
Voted: For Terry C. Anderson
Voted: For Albert C. Johnson
02. TO APPROVE THE SECOND AMENDMENT TO THE COMPANY'S 2005 INCENTIVE AWARD PLAN.
Voted: Against this proposal.
03. TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Voted: For this proposal.

BOWL AMERICA INCORPORATED Annual Meeting
Meeting Date: 12/04/2007 for holders as of 10/24/2007
Exchange Ticker Symbol: BWL.A (Class A)
Cusip: 102565108
O1. DIRECTORS:
Voted: For all nominees.
For:  WARREN T. BRAHAM
For:  ALLAN L. SHER

BRIGHAM EXPLORATION COMPANY Annual Meeting
Meeting Date: 05/23/2008 for holders as of 04/03/2008
Exchange Ticker:  BEXP
Cusip:  109178103
01. DIRECTOR(S):
Voted: For BEN M. BRIGHAM
Voted: For DAVID T. BRIGHAM
Voted: For HAROLD D. CARTER
Voted: For STEPHEN C. HURLEY
Voted: For STEPHEN P. REYNOLDS
Voted: For HOBART A. SMITH
Voted: For SCOTT W. TINKER
02. TO APPROVE THE APPOINTMENT OF KPMG LLP AS COMPANY S AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008. Voted: For this proposal.

BRT REALTY TRUST Annual Meeting
Meeting Date:  1/23/08 for holders as of 1/23/08
Exchange Ticker Symbol: BRT
CUSIP: 055645303
01.Directors:
Voted: For all nominees.
For: Kenneth F. Bernstein
For: Fredric H. Gould
For: Gary Hurand
For: Elie Weiss

CALLON PETROLEUM COMPANY Annual Meeting
Meeting Date: 05/01/2008 for holders as of 03/20/2008
Exchange Ticker:  CPE
Cusip:  13123X102
01. DIRECTOR(S):
Voted: For LARRY D. MCVAY
Voted: For B.F. WEATHERLY
Voted: For RICHARD O. WILSON
02. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Voted: For this proposal.

CALIFORNIA FIRST NATIONAL BANCORP Annual Meeting
Meeting Date: 10/23/2007 for holders as of 09/21/2007
Exchange Ticker Symbol: CFNB
Cusip: 130222102
01. DIRECTORS:
Voted: For all nominees.
For: PATRICK E. PADDON
For: GLEN T. TSUMA
For: MICHAEL H. LOWRY
For: HARRIS RAVINE
For: DANILO CACCIAMATTA

CHIPMOS TECHNOLOGIES (BERMUDA)LTD. Annual Meeting
Meeting Date: 8/13/2007 for holders as of 06/29/2007
Exchange Ticker Symbol: IMOS
Cusip: G2110R106
01. DIRECTORS:
Voted: For Pierre LaFlamme
Voted: For Chao-Jung Tsai
Voted: For Takaki Yamada
02. To reappoint our independent auditors to hold office until the next annual general meeting Voted: For this proposal

CITIZENS BANCSHARES CORPORATION Annual Meeting
Meeting Date: 05/28/2008 for holders as of 04/18/2008
Exchange Ticker Symbol: CZBS
Cusip: 173168105
01. DIRECTORS:
Voted: For STEPHEN A. ELMORE
Voted: For DONALD RATAJCZAK

COACHMEN INDUSTRIES, INC. Annual Meeting
Meeting date: 05/01/2008 for Holders as of 03/17/2008
Exchange Ticker Symbol: COA
Cusip: 189873102
O1. Directors:
Voted: For GEOFFREY B. BLOOM
Voted: For WILLIAM P. JOHNSON

COMSTOCK HOMEBUILDING COMPANIES, INC. Annual Meeting
Meeting Date: 9/12/2007 for holders as of 07/20/2007
Exchange Ticker Symbol: CHCI
Cusip: 205684103
01.Directors:
Voted: Withhold Christopher Clemente
Voted: Withhold Clayton Perfall
02. To approve the 2004 Long Term Incentive Compensation Plan, as amended.
Voted: Abstain from this proposal
03. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of our company for the fiscal year ending December 31, 2007. Voted: For this proposal

COVENANT TRANSPORTATION GROUP, INC. Annual Meeting
Meeting Date: 05/14/2008 for holders as of 03/17/2008
Exchange Ticker: CVTI
Cusip: 22284P105
01. Directors:
Voted: For All Nominees
For: William T. Alt
For: Robert E. Bosworth
For: Bradley A. Moline
For: Neil B Nielson
For: David R. Parker
02. In their discretion, the attorneys and proxies are authorized to vote upon such other matters as may properly come before the meeting or any adjournment thereof. Voted: For this proposal

DELTA APPAREL, INC. Annual Meeting
Meeting Date: 11/08/2007 for holders as of 09/14/2007
Exchange Ticker Symbol: DLA
CUSIP: 247368103
01. DIRECTORS:
Voted: For all nominees.
For:  D. S. FRASER
For:  W. F. GARRETT
For:  E. J. GATEWOOD
For:  R. W. HUMPHREYS
For:  M. LENNON
For:  E. E. MADDREY II
For:  B. A. MICKEL
For:  D. PETERSON
Proposal(s):
02. Proposal to re-approve the company's short-term incentive compensation plan.
Voted: For this proposal.
03. Proposal to approve an amendment to the company's article of incorporation to provide for majority voting for directors in uncontested elections. Voted:
For this proposal.
04. PROPOSAL TO RATIFY SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF DELTA APPAREL,INC. FOR FISCAL YEAR 2008. Voted: For This Proposal.

DILLARD'S, INC. Annual Meeting
Meeting Date: 05/17/2008 for holders as of 03/31/2008
Exchange Ticker Symbol: DDS
CUSIP: 254067101
1. DIRECTOR (S):
Voted: For James A. Haslam, III
Voted: For R. Brad Martin
Voted: For Frank R. Mori
Voted: For Nick White
2. RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY FOR 2008.
Voted: For This Proposal.

DOMINION HOMES, INC. Special Meeting
Meeting Date: 05/30/2008 for holders as of 05/05/2008
Exchange Ticker Symbol: DHOM
CUSIP: 257386102
01. TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JANUARY 18, 2008, AMONG DOMINION HOMES, INC., DOMINION HOLDING CORP. AND DOMINION MERGER CORPORATION, PURSUANT TO WHICH DOMINION MERGER CORPORATION WILL BE MERGED WITH AND INTO DOMINION HOMES, INC., WITH DOMINION HOMES, INC. AS THE SURVIVING CORPORATION. Voted: For This Proposal.

DUCKWALL-ALCO STORES, INC. Annual Meeting
Meeting Date: 06/04/2008 for holders as of 04/18/2008
Exchange Ticker Symbol: DUCK
CUSIP: 264142100
01. DIRECTOR (S):
Voted: For ROYCE WINSTEN
Voted: For RAYMOND A.D. FRENCH
Voted: For JAMES G. HYDE
Voted: For DENNIS E. LOGUE
Voted: For LOLAN C. MACKEY
02. RATIFICATION OF KPMG LLP AS INDEPENDENT ACCOUNTANTS FOR THE COMPANY FOR THE FISCAL YEAR ENDING FEBRUARY 1, 2009. Voted: For This Proposal.
03. AMEND OUR NON-QUALIFIED STOCK OPTION PLAN FOR NON-MANAGEMENT DIRETORS.
Voted: For This Proposal.

EXIDE TECHNOLOGIES Annual Meeting
Meeting Date: 8/22/07 For Holders 06/28/07
Exchange Ticker Symbol: XIDE
Cusip: 302051206
01. Directors:
Voted: For Herbert F. Aspbury
Voted: For Michael R. D'Appolonia
Voted: For David S. Ferguson
Voted: For Paul W. Jennings
Voted: For Joseph V. Lash
Voted: For John P. Reilly
Voted: For Michael P. Ressner
Voted: For Gordon A Ulsh
Voted: For Carroll R. Wetzel
02. Amend the Company's Certificate of Incorporation to Increase Authorized Shares Voted: For This proposal 03. Ratify the appointment of the Company's independent Auditors for Fiscal 2008. Voted: For this proposal

FBR CAPITAL MARKETS CORPORATION Annual Meeting
Meeting Date: 06/05/2008 For Holders 04/24/2008
Exchange Ticker Symbol: FBCM
Cusip: 30247C301
01. Directors:
Voted: For ERIC F. BILLINGS
Voted: For ANDREW M. ALPER
Voted: For RICHARD M. DEMARTINI
Voted: For RICHARD J. HENDRIX
Voted: For THOMAS J. HYNES, JR.
Voted: For RICHARD A. KRAEMER
Voted: For THOMAS S. MURPHY, JR.
Voted: For ARTHUR J. REIMERS
Voted: For JOHN T. WALL
02. To ratify the appointment of PricewaterhouseCoopers, LLP as the Company's independent registered public accounting firm for 2008.
Voted: For this proposal

FIRST FEDERAL OF NORTHERN MI BANCORP INC Annual Meeting
Meeting Date: 05/21/2008 For Holders 03/14/2008
Exchange Ticker Symbol: FFNM
Cusip: 32021X105
01. Directors:
Voted: For JAMES C. RAPIN
Voted: For MARTIN A. THOMSON
02. The ratification of the appointment of Plante & Moran PLLC as our independent registered public accountants for the year ending December 31, 2008.
Voted: For this proposal

FRIEDMAN, BILLINGS, RAMSEY GROUP, INC. Annual Meeting
Meeting Date: 06/05/2008 For Holders 04/24/2008
Exchange Ticker Symbol: FBR
Cusip: 358434108
01. Directors:
Voted: For ERIC F. BILLINGS
Voted: For DANIEL J. ALTOBELLO
Voted: For PETER A. GALLAGHER
Voted: For RUSSELL C. LINDNER
Voted: For RALPH S. MICHAEL, III
Voted: For WALLACE L. TIMMENY
Voted: For J. ROCK TONKEL, JR.
Voted: For JOHN T. WALL
02. To ratify the appointment of PricewaterhouseCoopers, LLP as the Company's independent registered public accounting firm for 2008. Voted: For this proposal

FRONTIER AIRLINES HOLDINGS, INC. Annual Meeting
Meeting Date: 09/06/2007 for holders as of 07/16/2007
Exchange Ticker Symbol: FRNT
Cusip: 359059102
01.Directors:
Voted For all Nominees.
Voted: For Dale Browning
Voted: For Rita M. Cuddihy
Voted: For Paul S. Dempsey
Voted: For Patrica A. Engles
Voted: For Larae Orullian
Voted: For Jeff S. Potter
Voted: For Robert D. Taylor
Voted: For James B. Upchurch

GREY WOLF, INC. Annual Meeting
Meeting Date: 05/13/2008 for holders as of 03/31/2008
Exchange Ticker Symbol: GW
Cusip: 397888108
01. Directors:
Voted: For STEVEN A. WEBSTER
Voted: For WILLIAM R. ZIEGLER
02. Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2008. Voted: For this proposal

HANDLEMAN COMPANY Annual Meeting
Meeting Date: 9/05/2007 for holders as of 7/09/07
Exchange Ticker: HDL
Cusip: 410252100
01.Directors:
Voted:  Withhold Elizabeth A. Chappell
Voted:  Withhold Robert E. Kirby
Voted:  Withhold Adam D. Sexton
Voted:  Withhold Ralph J. Szygenda
Voted:  Withhold Thomas S. Wilson
02. To ratify the appointment of PriceWaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending May 3,2008. Voted: For this proposal

HARDINGE INC. Annual Meeting
Meeting Date: 05/06/2008 for holders as of 03/10/2008
Exchange Ticker Symbol: HDNG
Cusip: 412324303
01. Directors:
Voted: For DANIEL J. BURKE
Voted: For J. PHILIP HUNTER
02. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR 2008. Voted: For this proposal

HEAD N.V. Annual Meeting
Meeting Date: 05/28/2008 for holders as of 04/21/2008
Exchange Ticker Symbol: HEDYY
CUSIP: 422070102
Proposals:
03. TO ADOPT THE DUTCH STATUTORY ANNUAL ACCOUNTS FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2007. Voted: For This Proposal.
04A. TO DISCHARGE EACH MEMBER OF THE BOARD OF MANAGEMENT FROM LIABILITY IN RESPECT OF ACTS OR OMISSIONS. Voted: Abstain This Proposal.
04B. TO DISCHARGE EACH MEMBER OF THE SUPERVISORY BOARD FROM LIABILITY IN RESPECT OF ACTS OR OMISSIONS. Voted: Abstain This Proposal.
05. TO EXTEND THE AUTHORITY OF THE BOARD OF MANAGEMENT TO REPURCHASE SHARES FOR A MAXIMUM OF 30% OF THE ISSUED SHARE CAPITAL. Voted: For This Proposal.
06A. TO CANCEL ORDINARY SHARES WHICH HAVE BEEN REPURCHASED BY THE COMPANY FOR A MAXIMUM OF 30% OF THE ISSUED SHARE CAPITAL. Voted: For This Proposal.
06B. TO AMEND THE ARTICLES OF ASSOCIATION TO REDUCE THE AUTHORISED SHARE CAPITAL IN ORDER TO ALLOW A CANCELLATION OF SHARES. Voted: For This Proposal.
07. TO EXTEND THE DESIGNATION OF THE BOARD OF MANAGEMENT AS THE CORPORATE BODY AUTHORISED TO ISSUE SHARES. Voted: For This Proposal.
08. TO EXTEND THE DESIGNATION OF THE BOARD OF MANAGEMENT AS THE CORPORATE BODY AUTHORISED TO LIMIT OR EXCLUDE THE RIGHT. Voted: For This Proposal.
09A. TO RE-APPOINT MEMBERS OF THE SUPERVISORY BOARD. Voted: For This Proposal. 09B. TO DETERMINE THE REMUNERATION OF THE MEMBERS OF THE SUPERVISORY BOARD REFERRED TO UNDER 9(A). Voted: For This Proposal. 10. APPROVAL OF THE CORPORATE GOVERNANCE STRUCTURE AND AUTHORISATION OF THE NON-APPLICATION OF THE DUTCH CORPORATE GOVERNANCE CODE.
Voted: Against This Proposal.
11. TO AMEND THE ARTICLES OF ASSOCIATION TO INCLUDE LEGISLATION IN RESPECT OF MODERN ELECTRONIC MEANS OF COMMUNICATION. Voted: For This Proposal.

HORSEHEAD HOLDING CORP Annual Meeting
Meeting Date: 05/15/2008 for holders as of 04/02/2008
Exchange Ticker Symbol: ZINC
Cusip: 440694305
01. Directors:
Voted: For JOHN VAN RODEN
Voted: For JACK SHILLING

HRPT PROPERTIES TRUST Annual Meeting
Meeting Date: 06/12/2008 for holders as of 04/14/2008
Exchange Ticker Symbol: HRP
Cusip: 40426W101
01. Directors:
Voted: WITHHOLD F.N. ZEYTOONJIAN
Voted: WITHHOLD BARRY M. PORTNOY
02. TO APPROVE A SHAREHOLDER PROPOSAL, IF IT IS PROPERLY PRESENTED AT THE MEETING, REQUESTING OUR BOARD OF TRUSTEES TO ADOPT A POLICY THAT THE BOARD WILL DESIGNATE A TRUSTEE, WHO IS INDEPENDENT OF BOTH THE COMPANY AND REIT MANAGEMENT & RESEARCH LLC TO SERVE AS CHAIRPERSON OF OUR BOARD.
Voted: For this proposal

HUTTIG BUILDING PRODUCTS, INC. Annual Meeting
Meeting Date: 04/21/2008 for holders as of 02/22/2008
Exchange Ticker Symbol: HBP
Cusip: 448451104
01. Directors:
Voted: For R.S. EVANS
Voted: For J. KEITH MATHENEY
Voted: For STEVEN A. WISE
02. RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008. Voted: For this proposal

IDT CORPORATION Annual Meeting
Meeting Date: 12/08/2007 for holders as of 10/23/2007
Exchange Ticker Symbol: IDT
CUSIP: 448947309
01. DIRECTORS:
1-01. Election of Director: Eric Cosentino Voted: For this nominee. 02- Election of Director: James A Courter Voted: For this nominee.
03-   Election of Director: Howard S. Jonas
Voted: For this nominee
04-   Election of Director: James R. Mellor
Voted: For this nominee.
05-   Election of Director: Judah Schorr
Voted: For this nominee.
02. Approval to the Amendment to the IDT Corporation 2005 stock option and incentive plan that will, increase, the number of shares of the class B common stock available for the grant awards thereunder by an additional 1,500,000 shares.
Voted: Abstain from this proposal.
03. Ratification of the appointment of Ernst & Young LLP as the company's independent registered accounting firm for the fiscal year ending July 31, 2008.
Voted: For this proposal.

INTERNATIONAL SHIPHOLDING CORPORATION Annual Meeting
Meeting Date: 04/30/2008 For Holders 03/05/2008
Exchange Ticker Symbol: ISH
Cusip: 460321201
01. Directors:
Voted: For NIELS W. JOHNSEN
Voted: For ERIK F. JOHNSEN
Voted: For NIELS M. JOHNSEN
Voted: For ERIK L. JOHNSEN
Voted: For EDWIN A. LUPBERGER
Voted: For RAYMOND V. O'BRIEN, JR.
Voted: For EDWARD K. TROWBRIDGE
Voted: For H. MERRITT LANE III
Voted: For T. LEE ROBINSON, JR.
02. To ratify the appointment of Ernst & Young LLP, independent registered public accounts, as the independent auditors for the corporation for the fiscal year ending December 31, 2008. Voted: For this proposal

J. ALEXANDER'S CORPORATION Annual Meeting Meeting Date: 05/13/2008 For Holders 03/25/2008
Exchange Ticker Symbol: JAX
Cusip: 466096104
01. Directors:
Voted: For T. DUNCAN
Voted: For G. FRITTS
Voted: For B. RECTOR
Voted: For B. REED
Voted: For J. STEAKLEY
Voted: For L. STOUT II

JOHN B. SANFILIPPO & SON, INC. Annual Meeting
Meeting Date: 11/05/2007 for holders as of 9/6/2007
Exchange Ticker Symbol: JBSS
Cusip: 800422107
01. Directors: Voted: Withhold all nominees. Voted: Withhold Governor Jim Edgar
Voted: Withhold Daniel M. Wright
02. Ratify of appointment of auditors: Ratify appointment of PricewaterhouseCoopers LLP as Independent Auditors for Fiscal Year 2008 Voted:
For this proposal.

LEADER ENERGY SERVICES LTD Annual Meeting
Meeting Date: 05/27/2008 for holders as of 04/06/2008
Exchange Ticker Symbol: LDREF
Cusip: 52168A106
01. DIRECTORS
Voted: Withhold all nominees.
02. APPOINT DELOITTE & TOUCHE LLP, CHARTERED ACCOUNTANTS, AS THE AUDITORS OF THE CORPORATION.
Voted: For this proposal.
03. APPROVE THE STOCK OPTION PLAN OF THE COMPANY AS SPECIFIED.
Voted: Against this proposal.

LODGIAN, INC. Annual Meeting
Meeting Date: 04/24/2008 for holders as of 03/10/2008
Exchange Ticker Symbol: LGN
CUSIP: 54021P403
01. DIRECTOR (S):
Voted: For STEWART J. BROWN
Voted: For ALEX R. LIEBLONG
Voted: For PAUL J. GARITY
Voted: For PETER T. CYRUS
Voted: For MICHAEL J. GRONDAHL
Voted: For W. BLAIR ALLEN
Voted: For MARK S. OEI
02. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT PUBLIC AUDITORS. Voted: For This Proposal.

LQ CORPORATION, INC. Special Meeting
Meeting Date: 7/26/07 for holders as of 06/19/2007
Exchange Ticker Symbol: LQCI
Cusip: 50213T104
01. To Adopt the amended and restated agreement and plan of merger dated as of February 26,2007, By and among Dynabazaar, Inc., LQ merger corp., and LQ Corporation, Inc. and to prove the transactions contemplated by the amended and restated merger agreement, including the merger of LQ Merger Corp. with and into LQ Corporation. Voted: For this proposal.

LUBY'S, INC. Annual Meeting
Meeting Date: 01/15/2008 for holders as of 12/26/2007
Exchange Ticker Symbol: LUB
CUSIP: 549282101
01. DIRECTORS:
Voted: For all nominees.
For: Gasper Mir, III
For: Arthur Rojas Emerson
For: Judith Craven, MD., MOH
For: Frank Markantonis
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT OF Grant Thornton LLP as the independent Public accountants of the corporation. Voted: For This Proposal.
03. NONBINDING SHAREHOLDER PROPOSAL TO DECLASSIFY ELECTIONS OF DIRECTORS. Voted:
Against this proposal.

MAIR HOLDINGS, INC. Annual Meeting
Meeting Date: 08/21/2007 for holders as of 07/02/2007
Exchange Ticker Symbol: MAIR
CUSIP: 560635104
01. DIRECTOR (S):
Voted: For John J. Ahn
Voted: Withhold Pierson M. Grieve
Voted: Withhold Raymond W. Zehr

MAIR HOLDINGS, INC. Special Meeting
Meeting Date: 06/25/2008 for holders as of 04/30/2008
Exchange Ticker Symbol: MAIR
CUSIP: 560635104
01. TO APPROVE THE DISSOLUTION OF THE COMPANY AND THE PLAN OF LIQUIDATION SUBMITTED TO THE SHAREHOLDERS AT THE SPECIAL MEETING. Voted: For this proposal.

MEDALLION FINANCIAL CORP. Annual Meeting
Meeting held on 6/13/2008 for holders as of 04/21/2008
Exchange Ticker Symbol: TAXI
CUSIP: 583928-106
01. Directors:
Voted: For HENRY L. AARON
Voted: For HENRY D. JACKSON
Voted: For ALVIN MURSTEIN
02. To ratify the appointment of Weiser LLP as Medallion Financial Corp's Independent registered public accounting firm. Voted: For this proposal

M/I HOMES, INC. Annual Meeting
Meeting Date: 05/06/2008 for holders as of 03/12/2008
Exchange Ticker Symbol: MHO
CUSIP: 55305B101
01. Directors:
Voted: Withhold JOSEPH A. ALUTTO PH.D.
Voted: Withhold PHILLIP G. CREEK
Voted: Withhold NORMAN L. TRAEGER
02. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2008 FISCAL YEAR. Voted: For This Proposal.

MOD-PAC CORPORATION Annual Meeting
Meeting Date: 05/07/2008 for holders as of 03/14/2008
Exchange Ticker Symbol: MPAC
Cusip: 607495108
01. Directors:
Voted: For William G. Gisel Jr.
Voted: For Daniel G. Keane
Voted: For Kevin T, Keane
Voted: For Robert J. McKenna
Voted: For Howard Zemsky
O2. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the company for the current Fiscal Year. Voted: For this Proposal 03. To consider and Vote upon a shareholder proposal recommending the board of directors take action to convert all of the company's shares of class B Stock into shares of Class A common stock. Voted: For this proposal.

MERITAGE HOMES CORPORATION Annual Meeting
Meeting Date: 05/15/2008 for holders as of 03/31/2008
Exchange Ticker Symbol: MTH
CUSIP: 59001A102
01. Directors:
Voted: For STEVEN J. HILTON
Voted: For RAYMOND OPPEL
Voted: For RICHARD T. BURKE, SR.
02. TO RATIFY THE SELECTION OF THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Voted: For This Proposal. 03. TO APPROVE THE AMENDMENT TO THE 2006 STOCK INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE.
Voted: Against This Proposal.
04. TO APPROVE THE AMENDMENT TO THE 2006 STOCK INCENTIVE PLAN TO INCREASE THE LIMIT ON THE NUMBER OF SHARES THAT MAY BE GRANTED TO A PARTICPANT DURING A CALENDAR YEAR. Voted: Against This Proposal.
05. TO APPROVE AUTHORIZATION OF PREFERRED STOCK. Voted: For This Proposal.

NATHAN'S FAMOUS, INC. Annual Meeting
Meeting Date: 09/12/2007 for holders as of 07/17/2007
Exchange Ticker Symbol: NATH
CUSIP: 632347100
01. DIRECTORS:
Voted: For all nominees.
Voted For:  ROBERT J. EIDE
Voted For:  ERIC GATOFF
Voted For:  BRIAN S. GENSON
Voted For:  BARRY LEISTNER
Voted For:  HOWARD M. LORBER
Voted For:  WAYNE NORBITZ
Voted For:  DONALD L. PERLYN
Voted For:  A.F. PETROCELLI
Voted For:  CHARLES RAICH
02.An amendment to the Nathan's Famous, Inc. 2001 Stock Option Plan, as amended.
Voted: Against this proposal
03.Ratification of the appointment of Grant Thornton LLP as auditors for fiscal year 2008.
Voted: For this proposal

NATIONAL PRESTO INDUSTRIES, INC. Annual Meeting
Meeting Date: 11/13/07 for holders as of 10/01/07
Exchange Ticker Symbol: NPK
Cusip: 637215104
01. Directors: Voted for all nominees. Voted For: Richard N. Cardozo Voted For:
Patrick J. Quinn

NORTHERN ORION RESOURCES INC. Annual Meeting
Meeting Date: 08/22/2007 for holders as of 07/20/2007
Exchange Ticker Symbol: NTO
CUSIP: 665575106
01. To approve, with or without variation, an agreement under section 288 of the business corporation's act (British Columbia) involving a business combination of he company and Yamana Gold Inc. Voted: Against this proposal
02. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.
Voted: Against This Proposal.

OLD REPUBLIC INTERNATIONAL CORPORATION Annual Meeting
Meeting Date: 05/23/2008 for holders as of 03/20/2008
Exchange Ticker Symbol: ORI
CUSIP: 680223104
01. Directors:
Voted: For LEO E. KNIGHT, JR.
Voted: For WILLIAM A. SIMPSON
Voted: For ARNOLD L. STEINER
Voted: For FREDRICKA TAUBITZ
Voted: For ALDO C. ZUCARO
02. THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS, LLP AS THE COMPANY S AUDITOR FOR 2008.
Voted: For This Proposal.

PEAK INTERNATIONAL LIMITED Annual Meeting
Meeting Date: 09/07/2007 for holders as of 08/01/2007
Exchange Ticker Symbol: PEAK
Cusip: G69586108
1A. To Set the number of authorized directors of the company's board of Directors at Five. Voted: For This Proposal. 1B. To Elect Christine Russell as a director of the company.
Voted: For This Proposal.
1C.To authorize the board of directors to fill the one casual vacancy.
Voted: For This Proposal.
2.To authorize the board of directors to fix the remuneration of the directors of the company.
Voted: For This Proposal.
3. To ratify the appointment of BDO McCabe LO Limited as the independent registered public accounting firm for the company for the fiscal year ending March 31, 2008.
Voted: For This Proposal.
4. To authorize the board of directors to fix the remuneration of the independent registered public accounting firm for fiscal year 2008. Voted: For This Proposal.

PEAK INTERNATIONAL LIMITED Special Meeting
Meeting Date: 05/30/2008 for holders as of 04/25/2008
Exchange Ticker Symbol: PEAK
Cusip: G69586108
01. TO AMEND THE BY-LAWS OF THE COMPANY TO PERMIT SHAREHOLDERS TO APPROVE AN AMALGAMATION UNDER SECTIONS 104-109 OF THE COMPANIES ACT 1981 (AS AMENDED) OF BERMUDA BY A MAJORITY OF THE SHARES VOTED AT SUCH MEETING, IN PERSON OR BY PROXY, WITH IMMEDIATE EFFECT.
Voted: For This Proposal.
02. TO APPROVE THE AGREEMENT AND PLAN OF AMALGAMATION, DATED AS OF MARCH 26, 2008 AMONG S&G COMPANY, LTD. (REPUBLIC OF KOREA), DAEWON SEMICONDUCTOR PACKAGING INDUSTRIAL CO., LTD., S&G COMPANY, LTD. (BERMUDA) AND THE COMPANY, THE AMALGAMATION AND THE TRANSACTIONS AND MATTERS CONTEMPLATED THEREBY. Voted: For This Proposal.
03. TO APPROVE THE MATTERS/RESOLUTIONS SET OUT IN (III) TO (VI) INCLUSIVE OF ANNEX E TO THE ACCOMPANYING PROXY STATEMENT. Voted: For This Proposal.

PATTERSON-UTI ENERGY, INC. Annual Meeting
Meeting Date: 06/05/2008 for holders as of 04/18/2008
Exchange Ticker Symbol: PTEN
CUSIP: 703481101
01. DIRECTORS:
Voted: For all nominees.
For: MARK S. SIEGEL
For: CLOYCE A. TALBOTT
For: KENNETH N. BERNS
For: CHARLES O. BUCKNER
For: CURTIS W. HUFF
For: TERRY H. HUNT
For: KENNETH R. PEAK
02. APPROVE THE AMENDMENT TO THE PATTERSON-UTI 2005 LONG-TERM INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE UNDER THE PLAN. Voted:
Against This Proposal.
03. RATIFY THE SELECTION OF APPOINTMENT OF GRANT THORNTON LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008. Voted: For This Proposal.

THE PEP BOYS - MANNY, MOE & JACK Annual Meeting
Meeting Date: 06/05/2008 for holders as of 04/18/2008
Exchange Ticker Symbol: PTEN
CUSIP: 703481101
01. DIRECTORS:
Voted: For all nominees.
For: WILLIAM LEONARD
For: PETER A. BASSI
For: JANE SCACCETTI
For: JOHN T. SWEETWOOD
For: M. SHAN ATKINS
For: ROBERT H. HOTZ
For: JAMES A. MITAROTONDA
For: NICK WHITE
For: JAMES A. WILLIAMS
For: THOMAS R. HUDSON JR.
For: IRVIN D. REID
02. TO APPROVE THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
Voted: For This Proposal.
03. THE AMENDMENT OF OUR ARTICLES OF INCORPORATION TO PROVIDE FOR MAJORITUY VOTING IN UNCONTESTED ELECTIONS OF DIRECTORS.
Voted: For This Proposal.

PMA CAPITAL CORPORATION Annual Meeting
Meeting Date: 05/07/2008 for holders as of 03/12/2008
Exchange Ticker Symbol: PMACA
CUSIP: 693419202
01. DIRECTORS:
Voted: For PETER S. BURGESS
Voted: For CHARLES T. FREEMAN
Voted: For JAMES C. HELLAUER
02. RATIFICATION OF BEARD MILLER COMPANY LLP AS INDEPENDENT AUDITORS FOR 2008
Voted: For This Proposal.

PRIME OBLIGATIONS FUND-IS Special Meeting
Meeting Date: 03/18/2008 for holders as of 01/18/2007
Exchange Ticker Symbol: POIXX
CUSIP: 60934N203
01. DIRECTORS:
Voted: For NICHOLAS P. CONSTANTAKIS
Voted: For J. CHRISTOPHER DONAHUE
Voted: For R. JAMES NICHOLSON
Voted: For THOMAS M. O'NEILL
Voted: For JAMES F. WILL
02. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF. Voted: For This Proposal.

PRIME OBLIGATIONS FUND-IS Special Meeting
Meeting Date: 06/02/2008 for holders as of 04/07/2008
Exchange Ticker Symbol: POIXX
CUSIP: 60934N203
01. TO AMEND THE FUND'S FUNDAMENTAL INVESTMENT LIMITATION REGARDING CONCENTRATION OF ITS INVESTMENT. Voted: For This Proposal.

QUIPP, INC. Annual Meeting
Meeting Date: 12/11/07 For holders as of 10/23/2007
Exchange Ticker Symbol: QUIP
Cusip: 748802105
01. Directors:
Voted: For William A. Dambrackas
Voted: For Lawrence J. Gibson
Voted: For Michael S. Kady
Voted: For Christina H. Kepner
Voted: For John D. Lori
Voted: For Arthur J. Rawl
Voted: For Robert C. Strandberg
02. Proposal To Ratify The appointment of KPMG LLP as independent registered public accountants for 2007. Voted: For this proposal.

QUIPP, Inc. Special Meeting
Meeting Date: 06/02/2008 For holders as of 04/23/2008
Exchange Ticker Symbol: QUIP
Cusip: 748802105
01. PROPOSAL TO APPROVE (A) THE AGREEMENT AND PLAN OF MERGER, DATED AS OF MARCH 26, 2008, BY AND AMONG QUIPP, INC., ILLINOIS TOOL WORKS INC. ("ITW") AND HEADLINER ACQUISITION CORPORATION AND (B) THE MERGER. Voted: For this proposal.
02. PROPOSAL TO APPROVE THE ADJOURNMENT OR POSTPONEMENT OF THE MEETING IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE AGREEMENT AND PLAN OF MERGER AND MERGER.
Voted: For this proposal.

RYERSON INC. Annual Meeting
Meeting Date: 8/23/07 for holders as of 7/19/2007
Exchange Ticker Symbol: RYI
Cusip: 78375P107
01. Directors: Voted For all Nominees. Voted: For Jameson A Baxter Voted: For Richard G. Cline Voted: For Russell M. Flaum Voted: For James A Henderson Voted:
For Gregory P. Josefowicz Voted: For Jaems R. Kackley Voted: For Dennis J. Keller Voted: For Miller DeLombera Voted: For Neil S. Novich Voted: For Jerry K. Pearlman Voted: For Andre D. Williams 02. Proposals:
Ratification of the selection of Ernst & Young LLP as the company's Independent Registered Public Accounting Firm For 2007. Voted: For this proposal 03. Proposal to approve the Ryerson Annual incentive Plan to qualify performance-based compensation under the plan as tax-deductible by the company.
Voted: For this proposal
04. Proposal to repeal any provision or amendment to the company's By-Laws adopted without stockholder approval after January 1, 2006 and prior to the annual meeting. Voted: Against this proposal.
05. Proposal: To amend the company's By-Laws to provide that the board of directors will consist of not fewer than 6 nor more than 10 directors. Voted:
Against this proposal.

RYERSON INC. Special Meeting
Meeting Date: 10/01/2007 for holders as of 09/21/2007
Exchange Ticker Symbol: RYI
Cusip: 78375P107
1. To adopt the agreement and plan of merger dated as of July 24th, 2007, by and Among Ryerson Inc., Rhombus Holding Corporation, a Delaware Corporation, and Rhombus Merger Corporation, A Delaware Corporation and wholly owned subsidiary of Rhombus Holding Corporation, and approve the transactions contemplated thereby. Voted: For this proposal 2. To adjourn the special meeting to solicit additional proxies if there are not sufficient votes in favor of adopting the merger agreement and approving the transactions contemplated thereby at the time of the special meeting.
Voted: For these proposals.

SCPIE HOLDINGS INC. Contested Special Meeting
Meeting Date: 03/26/2008 for holders as of 02/04/2008
Exchange Ticker Symbol: SKP
CUSIP: 78402P104
01. TO ADOPT THE AGREEMTN AND PLAN OF MERGER, DATED OCTOBER 15, 2007, BY AND AMONG THE DOCTORS COMPANY, SCALPEL ACQUISITION CORP. AND SCPIE HOLDINGS INC.
Voted: Against this Proposal 02. TO ADJOURN THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED OCTOBER 15, 2007, BY AND AMONG THE DOCTORS COMPANY, SCALPEL ACQUISITON CORP. AND SCPIE HOLDINGS INC. Voted: Against this Proposal

SIELOX, INC. Annual Meeting
Meeting Date: 06/30/2008 for holders as of 05/20/2008
Exchange Ticker Symbol: SLXN
CUSIP: 82620E107
01. DIRECTORS:
Voted: For RORY J. COWAN
Voted: For SEBASTIAN CASSETTA
Voted: For GREGORY T. HRADSKY
Voted: For DIANNE MCKEEVER
Voted: For JARED L. LANDAW
02. TO RATIFY THE SELECTION OF ROTHSTEIN KASS & COMPANY, P.C. AS THE COMPANY'S INDEENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDED DECEMBER 31, 2008. Voted: For This Proposal.

SPANSION INC. Annual Meeting
Meeting Date: 05/27/2008 for holders as of 03/31/2008
Exchange Ticker: SPSN
Cusip: 84649R101
01. Directors:
Voted: For BERTRAND F. CAMBOU
Voted: For DAVID E. ROBERSON
02. Ratification of the appointment or Ernst & Young LLP as Independent Registered Public Accounting Firm For the current Fiscal year. Voted: For this proposal

SPECIALTY UNDERWRITERS' ALLIANCE, INC. Annual Meeting
Meeting Date: 05/06/2008 for holders as of 03/26/2008
Exchange Ticker Symbol: SUAI
CUSIP: 84751T309
01. DIRECTORS:
Voted: For Courtney C. Smith
Voted: For Peter E. Jokiel
Voted: For Robert E. Dean
Voted: For Raymond C. Groth
Voted: For Paul A. Philip
Voted: For Robert H. Whitehead
Voted: For Russell E. Zimmerman
02. To Ratify the Appointment of PricewaterhouseCoopers LLP as Independent Auditors for the Fiscal Year Ending December 31, 2008. Voted: For this Proposal

SUPERIOR INDUSTRIES INTERNATIONAL, INC. Annual Meeting
Meeting Date: 05/30/2008 for holders as of 04/04/2008
Exchange Ticker Symbol: SUP
CUSIP: 868168105
01. DIRECTOR (S):
Voted: For LOUIS L. BORICK
Voted: For STEVEN J. BORICK
Voted: For FRANCISCO S. URANGA
02. APPROVAL OF 2008 EQUITY INCENTIVE PLAN. Voted: Against this Proposal
03. APPROVAL OF SHAREHOLDER PROPOSAL TO CHANGE VOTING STANDARD FOR DIRECTOR ELECTIONS. Voted: Against this Proposal

SYPRIS SOLUTIONS, INC. Annual Meeting
Meeting Date: 04/22/2008 for holders as of 03/05/2008
Exchange Ticker: SYPR
Cusip: 871655106
01. Directors:
Voted: For WILLIAM G. FERKO
Voted: For JEFFREY T. GILL
Voted: For SIDNEY R. PETERSEN

TANDY BRANDS ACCESSORIES, INC. Annual Meeting
Meeting Date: 10/29/2007 for holders as of 09/19/2007
Exchange Ticker Symbol: TBAC
CUSIP: 875378101
01. DIRECTORS:
Voted: For all Golconda nominees.
For: William D. Summitt
For: Jed M. Fowers
02. To amend the certificate of incorporation to declassify the Tandy Brands Board of Directors. Voted: For this proposal. 03. To ratify the appointment of Ernst & Young LLP as the independent auditor for fiscal 2008. Voted: For this proposal.

TECUMSEH PRODUCTS COMPANY Annual Meeting
Meeting Date: 04/30/2008 for holders as of 03/07/2008
Exchange Ticker Symbol: TECUB
Cusip: 878895101
01. DIRECTORS:
Voted: For EDWIN L. BUKER
Voted: For PETER M. BANKS
Voted: For DAVID M. RISLEY
Voted: For KENT B. HERRICK
Voted: For WILLIAM E. AZIZ
Voted: For STEVEN J. LEBOWSKI
Voted: For JEFFRY N. QUINN
02. TO RATIFY THE SELECTION OF GRANT THORNTON LLP AS THE CORPORATIONS'S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008. Voted: For this Proposal

TOP TANKERS INC. Annual Meeting
Meeting Date: 7/26/07 for holders as of 5/4/2007
Exchange Ticker Symbol: TOPT
Sedol: B01Z7L3
01. Directors:
Voted: Withhold Evangelos J. Pistiolis
Voted: Withhold Stamatios N. Tsantanis
Voted: Withhold Vangelis G. Ikonomou
02. To approve the reverse split of the company's common stock at a ratio of 2 to 1 and the related amendment to the company's amended & restated articles of Incorporation. Voted: Abstain from this proposal 03. To ratify the appointment of Deloitte, Hadjipavlou, Sofianos & Cambinas S.A. as the company's independent auditors for the fiscal year ending December 31, 2007.
Voted: Abstain from this proposal.

UNIFI, INC. Annual Meeting
Meeting Date: 10/24/07 for holders as of 9/21/07
Exchange Ticker: UFI
Cusip: 904677101
01. DIRECTORS:
Voted: For WILLIAM J. ARMFIELD, IV.
Voted: For R. ROGER BERRIER, JR.
Voted: For WILLIAM L. JASPER
Voted: For KENNETH G. LANGONE
Voted: For CHIU CHENG ANTHONY LOO
Voted: For GEORGE R. PERKINS, JR.
Voted: For WILLIAM M. SAMS
Voted: For G. ALFRED WEBSTER
Voted: For STEPHEN WENER

VESTIN REALTY MORTGAGE I, INC. Annual Meeting
Meeting date: 06/11/2008 for holders as of 05/08/2008
Exchange Ticker Symbol: VRTA
CUSIP: 925490104
01. Directors:
Voted: For DONOVAN J. JACOBS
Voted: For MICHAEL MICONE
02. TO RATIFY THE APPOINTMENT OF MOORE STEPHENS WURTH FRAZER AND TORBET, LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008. Voted: For this proposal.

YAMANA GOLD INC. Annual and Special Meeting
Meeting Date: 05/14/2008 for holders as of 04/07/2008
Exchange Ticker Symbol: AUY
CUSIP: 98462Y100
A. IN RESPECT OF THE INCREASE IN THE MAXIMUM NUMBER OF DIRECTORS FROM 10 TO 15
Voted: For this proposal. B. DIRECTOR(S):
Voted: For PETER MARRONE
Voted: For VICTOR H. BRADLEY
Voted: For PATRICK J. MARS
Voted: For JUVENAL MESQUITA FILHO
Voted: For ANTENOR F. SILVA, JR.
Voted: For NIGEL LEES
Voted: For DINO TITARO
Voted: For JOHN BEGEMAN
Voted: For ROBERT HORN
Voted: For RICHARD GRAFF
Voted: For CARL RENZONI
C. IN RESPECT OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS Voted: FOR this Proposal. D. IN RESPECT OF THE ADOPTION OF THE RESTRICTED SHARE UNIT PLAN
Voted: Against this Proposal.
E. IN RESPECT OF THE CONFIRMATION OF THE NEW GENERAL BY-LAW Voted: Against this Proposal.

YOUNG BROADCASTING INC. Annual Meeting
Meeting date: 05/06/2008 for holders as of 03/26/2008
Exchange Ticker Symbol: YBTVA
CUSIP: 987434107
01. DIRECTORS:
Voted: For JEFFREY S. AMLING
Voted: For ALFRED J. HICKEY, JR.
Voted: For RICHARD C. LOWE
Voted: For ALEXANDER T. MASON
Voted: For DEBORAH A. MCDERMOTT
Voted: For JAMES A. MORGAN
Voted: For REID MURRAY
Voted: For VINCENT J. YOUNG
02. TO APPROVE AN AMENDMENT OF OUR 2004 EQUITY INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AVAILABLE FOR ISSUANCE THEREUNDER. Voted: For this Proposal